Retirement And Pension Plans (Schedule Of Fair Value Of Plan Assets) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Japanese Government And Municipal Bonds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Percentage of funds invested in different categories	89.00%	88.00%
Japanese Corporate Bonds
Fair Value Hierarchy Of Plan Assets By Category [Line Items]
Percentage of funds invested in different categories	11.00%	12.00%